UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                Information Required of Institutional Investment
             Managers Pursuant to Section 13 (f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

                  Adopted in Release No. 34-14852, (P.81,610),
                         June 15, 1978, 43 F.R. 26700}

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bowman Technology, LP
Address: 1875 South Grant Street, Suite 600
         San Mateo, California 94402

13F File Number: New Filer

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer
Phone:    650-287-2263

Signature, Place, and Date of Signing:

           Thomas Pindelski        San Mateo, California      November 14, 2003

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:         106,462
                                              (thousands)

List of Other Included Managers:                      0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                              Bowman Technology, LP
                           Form 13F Information Table
                                   09/30/2003

                                                                                                                  Voting Authority
                                                                 Value    Shares/ Sh/  Put/ Invstmt            ---------------------
      Name of Issuer         Title of class         CUSIP       (x$1000)  PrnAmt  Prn  Call Dscretn Managers    Sole    Shared  None
---------------------------  --------------         ---------   --------- ------- ---  ---- ------- --------   -------  ------  ----
3COM CORP                    Common Stocks          885535104   3,546.00  600,000 SH         Sole              600,000
AGILENT TECHNOLOGIES INC     Common Stocks          00846U101   3,317.00  150,000 SH         Sole              150,000
ALCATEL SA -SPONSORED ADR -  ADR Stocks             13904305    1,368.00  115,653 SH         Sole              115,653
BELL MICROPRODUCTS INC       Common Stocks          078137106   3,614.00  555,200 SH         Sole              555,200
CHARTERED SEMICONDUCTOR-ADR  ADR Stocks             16133R106   2,550.00  300,000 SH         Sole              300,000
CISCO SYSTEMS INC            Common Stocks          17275R102   3,918.00  200,000 SH         Sole              200,000
CISCO SYSTEMS INC            Common Stocks          17275R102   7,836.00  400,000 SH   Call  Sole              400,000
COLT TELECOM GROUP-SPONS ADR ADR Stocks             196877104   1,845.00  302,500 SH         Sole              302,500
CONCORD CAMERA CORP          Common Stocks          206156101   4,082.00  383,300 SH         Sole              383,300
FOUNDRY NETWORKS INC         Common Stocks          35063R100   4,408.00  205,000 SH         Sole              205,000
GENESIS MICROCHIP INC        Common Stocks          371933102   5,058.00  450,000 SH         Sole              450,000
HUTCHINSON TECH              Common Stocks          448407106   3,852.00  117,000 SH         Sole              117,000
INTEL CORP                   Common Stocks          458140100   6,109.00  222,000 SH         Sole              222,000
INTEL CORP                   Common Stocks          458140100   6,605.00  240,000 SH   Call  Sole              240,000
INTERSIL HOLDING CORP        Common Stocks          46069S109   1,499.00   63,000 SH         Sole               63,000
KVH INDUSTRIES INC           Common Stocks          482738101   2,780.00  110,000 SH         Sole              110,000
MAXIM INTEGRATED PRODUCTS    Common Stocks          57772K101   1,970.00   50,000 SH         Sole               50,000
MICREL INC                   Common Stocks          594793101   2,438.00  200,000 SH         Sole              200,000
MICROSOFT CORP               Common Stocks          594918104   8,340.00  300,000 SH         Sole              300,000
ON SEMICONDUCTOR CORPORATION Common Stocks          682189105   1,200.00  300,000 SH         Sole              300,000
QUEST SOFTWARE INC           Common Stocks          74834T103   4,256.00  350,000 SH         Sole              350,000
SCIENTIFIC-ATLANTA INC       Common Stocks          808655104   2,648.00   85,000 SH         Sole               85,000
SEAGATE TECHNOLOGY HOLDINGS  Common Stocks          811804103   3,074.00  113,000 SH         Sole              113,000
SILICON LABORATORIES INC     Common Stocks          826919102   2,471.00   55,000 SH         Sole               55,000
SILICON STORAGE TECHNOLOGY   Common Stocks          827057100   1,750.00  200,000 SH         Sole              200,000
SONUS NETWORKS INC           Common Stocks          835916107     693.00  100,000 SH         Sole              100,000
STAAR SURGICAL CO            Common Stocks          852312305   2,937.00  276,800 SH         Sole              276,800
SYMANTEC CORP                Common Stocks          871503108   2,212.00   35,000 SH         Sole               35,000
VERITAS SOFTWARE CORP        Common Stocks          923436109  10,086.00  320,000 SH   Call  Sole              320,000

Value Total                                                   106,462.00